Average Annual Total Returns - NORTHEAST INVESTORS TRUST		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
ICE Bank of America Merrill Lynch U.S. High Yield Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	8.50%	4.50%	6.45%
NORTHEAST INVESTORS TRUST Shares
Prospectus [Line Items]
Average Annual Return, Percent		10.26%	6.03%	4.38%
NORTHEAST INVESTORS TRUST Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.18%	3.78%	2.01%
NORTHEAST INVESTORS TRUST Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.02%	3.62%	2.26%

[1]	The ICE Bank of America Merrill Lynch U.S. High Yield Index is an unmanaged market capitalization-weighted index comprised of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Bonds included in the index have maturities of one year or more and have a below investment grade rating, but are not in default. It is shown for comparative purposes only and reflects no deductions for fees, expenses or taxes.